Supplemental Cash Flow Disclosure (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Supplementary Cash Flow Information [Abstract]
Summary of Supplemental Cash Flow Disclosure
(a)	Changes in operating assets and liabilities:

	March 31,	March 31,
	2020	2019

Trade and other receivables	$(5,005,467)	$(165,944)
Prepaid expenses	(2,895,616)	(720,733)
Inventories	(4,737,264)	223,168
Trade and other payables	5,165,884	680,689
Deferred revenues	14,539	22,751
Provisions	(1,226,873)	7,964,576
Changes in operating assets and liabilities	$(8,684,797)	$8,004,507
(b)	Non-cash transactions:

	March 31,	March 31,
	2020	2019

Acquired property, plant and equipment included in trade and other payables	$1,637,180	$1,316,567
Intangible assets included in trade and other payables	712,553	557,480
Intangible assets included in long-term payables	379,948	841,134
Provision settled in shares of the Corporation (note 12 (b))	3,312,000	—
Deferred lease inducements against right-of-use assets for IFRS 16 transition (note 3 (q)(i)))	207,745	—
Prepaid rent applied against right-of-use assets for IFRS 16 transition (note 3 (q)(i)))	22,127	—
Settlement of pre-existing relationship included in prepaid expenses (note 4)	1,228,635	—
Common shares of Acasti held by the Corporation transferred to settle provision (note 12 (b))	2,310,000	—

Summary of Reconciliation of Liabilities to Cash Flows from Financing Activities
(c)	Reconciliation of movements of liabilities to cash flows arising from financing activities:

		Cash (used in) provided by financing activities		Non-cash changes
	Balance as at March 31, 2019	Proceeds	Repayments	Accretion of interest	Financing and discounted fees	Balance as at March 31, 2020
Loan	$2,846,501	$–	$(2,957,132)	$110,631	$–	$–
Facility of credit	–	4,100,000	(850,000)	34,535	(103,608)	3,180,927
Bank line of credit	620,000	–	(620,000)	–	–	–
Total long-term debt	$3,466,501	$4,100,000	$(4,427,132)	$145,166	$(103,608)	$3,180,927

		Cash (used in) provided by financing activities		Non-cash changes
	Balance as at March 31, 2018	Proceeds	Repayments	Accretion of interest	Financing and discounted fees	Changes in fair value	Balance as at March 31, 2019
Loan	$3,891,077	–	$(1,071,433)	$32,599	$(5,742)	–	$2,846,501
Balance of purchase price	261,596	–	(261,596)	–	–	–	–
Bank line of credit	490,000	130,000	–	–	–	–	620,000
Finance lease liabilities	18,683	–	(18,683)	–	–	–	–
Total long-term debt	$4,661,356	$130,000	$(1,351,712)	$32,599	$(5,742)	$–	$3,466,501

Interest rate swap asset used for hedging	$(19,090)	$–	$–	$–	$–	$19,090	$–